Note 9 - Fair Value - Reconciliation of the Warrant Liability (Details) - Derivative Financial Instruments, Liabilities [Member] - Fair Value, Inputs, Level 3 [Member] - Warrant [Member] - USD ($)
$ in Thousands
12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017
Warrant liability at beginning of year	$ 222	$ 353
Change in fair value of warrant liability	(222)	(131)
Warrant liability at end of period		$ 222